Right-of-Use Asset and Lease Liability (Details) - Schedule of Right-of-Use Asset - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Schedule of Right-of-Use Asset [Abstract]
Value of ROU asset, Beginning	$ 266,268
Additions		319,521
Depreciation	(79,880)	(53,253)
Value of ROU asset, Ending	$ 186,388	$ 266,268